Securities - Gross unrealised losses on investment securities - HTM (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Held-to-maturity Securities [Abstract]
Less than Twelve Months, Fair Value	$ 0	$ 1,039
Less than Twelve Months, Unrealized Losses	0	4
Twelve Months or More, Fair Value	0	3,186
Twelve Months or More, Unrealized Losses	0	53
Fair Value	0	4,225
Total Unrealized Losses	0	57
Mortgage-backed securities - residential
Held-to-maturity Securities [Abstract]
Less than Twelve Months, Fair Value	0	0
Less than Twelve Months, Unrealized Losses	0	0
Twelve Months or More, Fair Value	0	165
Twelve Months or More, Unrealized Losses	0	1
Fair Value	0	165
Total Unrealized Losses	0	1
State and political subdivisions
Held-to-maturity Securities [Abstract]
Less than Twelve Months, Fair Value	0	1,039
Less than Twelve Months, Unrealized Losses	0	4
Twelve Months or More, Fair Value	0	3,021
Twelve Months or More, Unrealized Losses	0	52
Fair Value	0	4,060
Total Unrealized Losses	$ 0	$ 56